PRINCIPAL ACTIVITIES AND ORGANIZATION - Summary Of Principal Subsidiaries And Consolidated VIE (Details)	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Techfish Limited | Subsidiaries
PRINCIPAL ACTIVITIES AND ORGANIZATION
Registered capital	$ 10,000
Equity interest/economic interest held	100.00%	100.00%	100.00%
Beijing Glorywolf Co., Ltd. | Subsidiaries
PRINCIPAL ACTIVITIES AND ORGANIZATION
Registered capital		$ 130,000,000
Equity interest/economic interest held	100.00%	100.00%	100.00%
Beijing Huapin Borui Network Technology Co., Ltd. | Consolidated VIE
PRINCIPAL ACTIVITIES AND ORGANIZATION
Registered capital | ¥			¥ 10,000,000
Equity interest/economic interest held	100.00%